VIRTUS DYNAMIC TREND FUND
Virtus Dynamic Trend Fund
Investment Objective
The fund has an investment objective of long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts is available from your financial advisor and under “Sales Charges” on page 216 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 108 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees VIRTUS DYNAMIC TREND FUND	Class A	Class B		Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none		none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none	5.00%	[1]	1.00%	[1]	none	none
[1]	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS DYNAMIC TREND FUND		Class A	Class B	Class C	Class I	Class R6
Management Fees	[1]	1.71%	1.71%	1.71%	1.71%	1.71%
Distribution and Shareholder Servicing (12b-1) fees		0.25%	1.00%	1.00%	none	none
Dividends on Short Sales and Interest Expense		0.45%	0.45%	0.45%	0.45%	0.45%
Remainder of Other Expenses		0.27%	0.27%	0.27%	0.27%	0.20%	[2]
Total Other Expenses		0.72%	0.72%	0.72%	0.72%	0.65%
Acquired Fund Fees and Expenses		0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	[3]	2.88%	3.63%	3.63%	2.63%	2.56%
[1]	Management Fees exceed the contractual percentage rate because the Advisory Agreement, as amended, calculates fees based on Managed Assets rather than based on net assets although the table shows the percentage rate as applied to net assets. Managed Assets means the total assets of the fund, including any assets attributable to borrowings, minus the fund's accrued liabilities other than such borrowings. Performance fee adjustments may increase or decrease the management fee by up to +/- 1.00% of the average net assets of the fund during a rolling 36-month period (or cumulative period since the implementation of the principal investment management changes).
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VIRTUS DYNAMIC TREND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	849	1,416	2,006	3,595
Class B	Sold	765	1,312	1,878	3,724
Class C	Sold	465	1,112	1,878	3,889
Class I	Sold or Held	266	817	1,395	2,964
Class R6	Sold or held	259	796	1,360	2,895

Expense Example, No Redemption VIRTUS DYNAMIC TREND FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	849	1,416	2,006	3,595
Class B	Held	365	1,112	1,878	3,724
Class C	Held	365	1,112	1,878	3,889
Class I	Sold or Held	266	817	1,395	2,964
Class R6	Sold or Held	259	796	1,360	2,895

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 233% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index and/or cash equivalents (high-quality short-term securities). Allocations to each sub-sector are based on quantitative models.
The fund has the flexibility to invest in any combination of the sub-sectors and high-quality short-term securities, or 100% in high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector of the equity market. The fund will allocate to those top sub-sectors that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall market. When the market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those sub-sectors of the market that are not exhibiting absolute positive momentum, up to 100% of fund assets. During periods when the model indicates that the market is in a higher level of risk, an exchange-traded fund (“ETF”) representing the S&P 500® Index may be sold short in an amount equal to the total cash allocation up to a limit of 25% of net assets.
The adviser is responsible for final model specification, portfolio construction, model monitoring, and governance. The subadviser, Euclid Advisors, LLC monitors the fund’s allocations to the underlying securities and is responsible for rebalancing assets to maintain target allocations among the underlying sub-sectors, while taking into account any other factors the subadviser may deem relevant, such as cash flow and/or timing considerations.

Principal Risks
The fund may not achieve its objective, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:
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  Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests, will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.
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  Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
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  Portfolio Turnover Risk.  The risk that the fund’s principal investment strategies will result in a consistently high portfolio turnover rate. See the Portfolio Turnover section above for more information about the impact that portfolio turnover can have on your investment.
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  Quantitative Model Risk.  The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the fund to achieve positive returns or outperform the market.
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  Sector Focused Investing Risk.  The risk that events negatively affecting a particular industry or market sector in which the fund focuses its investments will cause the value of the fund’s shares to decrease, perhaps significantly.
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  Short Sales Risk.  The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.
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  U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)
Returns do not reflect sales charges and would be lower if they did. Annual Return (%)

Best Quarter:	Q1/2013:	13.50%	Worst Quarter:	Q3/2011:	-6.00%

Average Annual Total Returns (for the periods ended 12/31/14; includes returns of a predecessor fund)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns VIRTUS DYNAMIC TREND FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Return Before Taxes	(8.65%)	3.12%	0.98%
Class A Return After Taxes on Distributions	Return After Taxes on Distributions	(11.81%)	2.29%	0.50%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(2.25%)	2.46%	0.77%
Class B	Return Before Taxes	(6.97%)	3.39%	0.81%
Class C	Return Before Taxes	(3.74%)	3.60%	0.84%
Class I	Return Before Taxes	(2.81%)	4.67%		4.63%	Oct. 01, 2009
Class I S And P Five Hundred Index [Member]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)				16.53%	Oct. 01, 2009
Class I HFRX Equity Hedge Index (reflects no deduction of fees, expenses or taxes)	HFRX Equity Hedge Index (reflects no deduction of fees, expenses or taxes)				1.21%	Oct. 01, 2009
Class R6	Returns Before Taxes				(1.31%)	Nov. 12, 2014
Class R6 S And P Five Hundred Index [Member]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)				1.29%	Nov. 12, 2014
Class R6 HFRX Equity Hedge Index (reflects no deduction of fees, expenses or taxes)	HFRX Equity Hedge Index (reflects no deduction of fees, expenses or taxes)				0.70%	Nov. 12, 2014
S And P Five Hundred Index [Member]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	7.67%
HFRX Equity Hedge Index (reflects no deduction of fees, expenses or taxes)	HFRX Equity Hedge Index (reflects no deduction of fees, expenses or taxes)	1.42%	0.81%	0.31%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment. The HFRX Equity Hedge Index measures performance of long and short strategies that invest primarily in equity securities and derivatives of equity securities. The index is unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.